Restructuring Charges (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Restructuring Charges
Beginning balance	$ 69
Reversal of accruals	(3)
Cash settled	(30)
Ending balance	36
Employee related
Restructuring Charges
Beginning balance	64
Reversal of accruals	(1)
Cash settled	(30)
Ending balance	33
Facility
Restructuring Charges
Beginning balance	5
Reversal of accruals	(2)
Ending balance	$ 3